Derivative Financial Instruments - Fair value gains and losses on derivative financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of the fair value gains and losses on derivative financial instruments
Net fair value gains (losses) on derivative financial instruments	$ 111	$ (161)
Realized gains/(losses) on derivatives	(816)	627
Interest rate lock commitments
Summary of the fair value gains and losses on derivative financial instruments
Net fair value gains (losses) on derivative financial instruments	77	(40)
Forward Commitments
Summary of the fair value gains and losses on derivative financial instruments
Net fair value gains (losses) on derivative financial instruments	63	(101)
Customer derivatives - Interest rate swaps
Summary of the fair value gains and losses on derivative financial instruments
Net fair value gains (losses) on derivative financial instruments	$ (29)	$ (20)